   As filed with the Securities and Exchange Commission on November 17, 1995


                                                        Registration No. 2-27334

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---

         Pre-Effective Amendment No.
                                     ----                               ---


         Post-Effective Amendment No. 70                                 X
                                     ----                               ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940                                  X
                                                                        ---

         Amendment No.  70                                               X
                       ----                                             ---



                        (Check appropriate box or boxes.)

                                 AIM FUNDS GROUP
              ----------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 1919, Houston, TX  77046
              ----------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code  (713) 626-1919
                                                         --------------
                               Charles T. Bauer
               11 Greenway Plaza, Suite 1919, Houston, TX  77046
              ----------------------------------------------------
                    (Name and Address of Agent for Service)

                                 Copy to:

     Samuel D. Sirko, Esquire             Martha J. Hays, Esquire
     AIM Advisors, Inc.                   Ballard Spahr Andrews & Ingersoll
     11 Greenway Plaza, Suite 1919        1735 Market Street, 51st Floor
     Houston, Texas  77046                Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:     As soon as practicable after
                                                  the effective date of this
                                                  Amendment

It is proposed that this filing will become effective (check appropriate box)


           X     immediately upon filing pursuant to paragraph (b)
         ------

                 on (date) pursuant to paragraph (b)
         ------

                 60 days after filing pursuant to paragraph (a)(1)
         ------

                 on (date) pursuant to paragraph (a)(1)
         ------

                 75 days after filing pursuant to paragraph (a)(2)
         ------
                 on (date) pursuant to paragraph (a)(2) of rule 485.
         ------
                            (Continued on Next Page)

If appropriate, check the following box:

                 this post-effective amendment designates a new effective date
         -----   for a previously filed post-effective amendment.

Registrant continues its election to register an indefinite number of its shares of beneficial interest under Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on February 21, 1995. In addition, AIM Growth Fund, a series portfolio of Registrant, initially registered a definite number of shares pursuant to
Section 6(b) of the Securities Act of 1933, of which 2,548,380 shares remained unsold as of December 31, 1994.

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

FORM N-1A ITEM                                                                                          PROSPECTUS CAPTION
--------------                                                                                          ------------------
Part A
  Item 1.  Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
  Item 2.  Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Summary; Table of Fees and Expenses
  Item 3.  Condensed Financial Information . . . . . . . . . . . . . . . . . . . . . . . Financial Highlights; Performance
  Item 4.  General Description of Registrant . . . . . . . . . . . . . . . . . . . . .  Cover Page; Investment Objectives;
                                                                                      Summary; About the Funds; Investment
                                                                                Programs; Management; General Information;
                                                                                   Description of Money Market Instruments
  Item 5.  Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Summary; Investment Programs;
                                                                                           Management; General Information
  Item 5A. Management's Discussion of Fund Performance  . . . . . . . . . . . . . . . . . . . [included in annual report]
  Item 6.  Capital Stock and Other Securities  . . . . . . . . . . . . . . Summary; Management; Organization of the Trust;
                                                                                 Dividends, Distributions and Tax Matters;
                                                                                                       General Information
  Item 7.  Purchase of Securities Being Offered  . . . . . . . . . . . . . . . . . . . Management; How to Purchase Shares;
                                                                                          Terms and Conditions of Purchase
                                                                                          of the AIM Funds; Special Plans;
                                                                                         Exchange Privilege; Determination
                                                                                                        of Net Asset Value
  Item 8.  Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . . . . . . . How To Redeem Shares; Special Plans
  Item 9.  Pending Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

                                                                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
                                                                               -------------------------------------------
Part B
  Item 10. Cover Page  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
  Item 11. Table of Contents . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
  Item 12. General Information and History . . . . . . . . . . . . . . . . . . . . . . . Introduction; General Information
                                                                                                           About the Trust
  Item 13. Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . . . Investment Objectives and Policies;
                                                                                      Investment Restrictions; Description
                                                                                              of Money Market Instruments;
                                                                                         Repurchase Agreements and Reverse
                                                                              Repurchase Agreements; Ratings of Securities
  Item 14. Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Management of the Trust
  Item 15. Control Persons and Principal
             Holders of Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Control Persons and Principal
                                                                                                     Holders of Securities
  Item 16. Investment Advisory and Other Services  . . . . . . . . . . . . . . . . Investment Advisory and Other Services;
                                                                                   The Distribution Plans; The Distributor
  Item 17. Brokerage Allocation and Other Practices  . . . . . . . . . . . . . . . .  Portfolio Transactions and Brokerage
  Item 18. Capital Stock and Other Securities  . . . . . . . . . . . . . . . . . . . . General Information About the Trust
  Item 19. Purchase, Redemption and Pricing
             of Securities Being Offered . . . . . . . . . . . . . . . . . . . . . . . Purchase, Redemption and Pricing of
                                                                                      Securities; Qualifying for a Reduced
                                                                                          Front-End Sales Charge; Programs
                                                                                and Services for Shareholders; Redemptions
                                                                                                              Paid in Cash
  Item 20. Tax Status  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Tax Matters
  Item 21. Underwriters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . The Distributor
  Item 22. Calculation of Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . . . Performance Information
  Item 23. Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Financial Statements

PART C
  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

Part A (Prospectus) and Part B (Statement of Additional Information) of Post-Effective Amendment No. 69 are hereby incorporated by reference into Post-Effective Amendment No. 70 as if fully set forth herein.

                                     PART C
                               OTHER INFORMATION

Item 24.    (a)  Financial Statements:

            (1) Class A shares of AIM Government Securities Fund; AIM Growth
                Fund; AIM High Yield Fund; AIM Income Fund; AIM Municipal Bond Fund; AIM Utilities Fund; and AIM Value Fund

                In Part A:   Financial Highlights

                In Part B:   (1)  Reports of Independent Auditors
                             (2)  Schedules of Investments as of December 31,
                                  1994
                             (3)  Statements of Assets and Liabilities as of
                                  December 31, 1994
                             (4)  Statements of Operations for the year ended
                                  December 31, 1994
                             (5)  Statements of Changes in Net Assets for the
                                  years ended December 31, 1994 and 1993

            (2) Class A shares of AIM Balanced Fund

                In Part A:   Financial Highlights

                In Part B:   (1)  Report of Independent Auditors
                             (2)  Schedule of Investments as of December 31,
                                  1994
                             (3)  Statement of Assets and Liabilities as
                                  of December 31, 1994
                             (4)  Statement of Operations for the year ended
                                  December 31, 1994
                             (5)  Statement of Changes in Net Assets for the
                                  year ended December 31, 1994 and the four months ended December 31, 1993

            (3) Class A and Class C shares of AIM Money Market Fund

                In Part A:   Financial Highlights

                In Part B:   (1)  Report of Independent Auditors
                             (2)  Schedule of Investments as of December 31,
                                  1994
                             (3)  Statement of Assets and Liabilities as of
                                  December 31, 1994
                             (4)  Statement of Operations for the year ended
                                  December 31, 1994
                             (5)  Statement of Changes in Net Assets for the
                                  year ended December 31, 1994 and the period
                                  October 16, 1993 through December 31, 1993

            (4) Class B shares of AIM Balanced Fund; AIM Government Securities
                Fund; AIM Growth Fund; AIM High Yield Fund; AIM Income Fund; AIM Money Market Fund; AIM Municipal Bond Fund; AIM Utilities Fund; and AIM Value Fund

                In Part A:   Financial Highlights

                In Part B:   (1)  Reports of Independent Auditors
                             (2)  Schedules of Investments as of December 31,
                                  1994
                             (3)  Statements of Assets and Liabilities as of
                                  December 31, 1994
                             (4)  Statements of Operations for the year ended
                                  December 31, 1994
                             (5)  Statements of Changes in Net Assets for the
                                  year ended December 31, 1994 and the period ended December 31, 1993

                (b) Exhibits:

Exhibit
Number        Description
------        -----------

 (1)   (a)    -    Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to Registrant's
                   Registration Statement on September 15, 1993, and is filed herewith electronically.

       (b)    -    First Amendment to Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to
                   Registrant's Registration Statement on September 15, 1993, and is filed herewith electronically.

       (c)    -    Second Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM
                   Utilities Fund) is filed herewith electronically.

       (d)    -    Third Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM
                   Government Securities Fund) is filed herewith electronically.

 (2)   (a)    -    By-Laws of the Registrant were filed as an Exhibit to Registrant's Registration Statement on
                   September 15, 1993, and are filed herewith electronically.

       (b)    -    Amendment to By-Laws of the Registrant was filed as an Exhibit to Registrant's Registration Statement on April 11, 1994, and is filed herewith electronically.

       (c)    -    Second Amendment to By-Laws of the Registrant is filed herewith electronically.


 (3)          -    Voting Trust Agreements - None.


 (4)   (a)    -    Specimen share certificates for the nine series of Class A shares of Registrant (transfer agent change) were filed as Exhibits to Registrant's Registration Statement on February 28, 1995, and are
                   hereby incorporated by reference.

       (b)    -    Specimen share certificates for the nine series of Class B shares of Registrant (transfer agent change) were filed as Exhibits to Registrant's Registration Statement on February 28, 1995, and are
                   hereby incorporated by reference.

       (c)    -    Specimen share certificate for the AIM Money Market Fund - Class C shares of Registrant (transfer agent change) was filed as an Exhibit to Registrant's Registration Statement on February 28, 1995,
                   and is hereby incorporated by reference.

       (d)    -    Specimen share certificate for the AIM Global Utilities Fund - Class A shares of Registrant (name change) is filed herewith electronically.

       (e)    -    Specimen share certificate for the AIM Global Utilities Fund - Class B shares of Registrant (name change) is filed herewith electronically.

 (5)   (a)    -    (1) Master Investment Advisory Agreement, dated August 6, 1993, between the Registrant and A I M
                   Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on October 15, 1993.



                   (2) Master Investment Advisory Agreement, dated October 18, 1993, between the Registrant and A I M
                   Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on February 28, 1995,
                   and is hereby incorporated by reference.

                   (3) Amendment No. 1, dated as of September 28, 1994, to the Master Investment Advisory Agreement
                   between Registrant and A I M Advisors, Inc., with respect to AIM Growth Fund was filed as an Exhibit to Registrant's Registration Statement on February 28, 1995, and is hereby incorporated by reference.

                   (4) Amendment No. 2, dated as of November 14, 1994, to the Master Investment Advisory Agreement
                   between Registrant and A I M Advisors, Inc., with respect to AIM Value Fund  was filed as an Exhibit to Registrant's Registration Statement on February 28, 1995, and is hereby incorporated by reference.

       (b)    -    (1) Form of Sub-Advisory Agreement, dated August 6, 1993, among the Registrant, A I M Advisors, Inc.
                   and CIGNA Investments, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                   September 15, 1993.


                   (2) Sub-Advisory Agreement, dated October 18, 1993, among the Registrant, A I M Advisors, Inc. and
                   CIGNA Investments, Inc. was filed as an Exhibit to Registrant's Registration Statement on April 11,
                   1994, and is hereby incorporated by reference.


 (6)   (a)    -    (1) Master Distribution Agreement, dated August 6, 1993, between the Registrant (on behalf of its
                   Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed as an Exhibit to
                   Registrant's Registration Statement on October 15, 1993.

                   (2) Master Distribution Agreement, dated August 6, 1993, between the Registrant (on behalf of its
                   Class B Shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration
                   Statement on October 15, 1993.


                   (3) Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its
                   Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed as an Exhibit to
                   Registrant's Registration Statement on April 11, 1994, and is hereby incorporated by reference.


                   (4) Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its
                   Class B Shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration
                   Statement on April 11, 1994.

                   (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. is filed herewith electronically.


       (b)    -    Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Registration Statement on April 11, 1994, and is hereby incorporated by reference.


 (7)   (a)    -    AIM Funds Retirement Plan for Eligible Directors/Trustees was filed as an Exhibit to Registrant's
                   Registration Statement on February 28, 1995, and is hereby incorporated by reference.

       (b)    -    Form of Deferred Compensation Agreement was filed as an Exhibit to Registrant's Registration
                   Statement on February 28, 1995, and is hereby incorporated by reference.




 (8)   (a)    -    Custodian Contract, dated October 15, 1993, between the Registrant and State Street Bank and Trust
                   Company was filed as an Exhibit to Registrant's Registration Statement on April 11, 1994, and is
                   hereby incorporated by reference.


       (b)    -    Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National
                   Association, State Street Bank and Trust Company and A I M Fund Services, Inc., was filed as an Exhibit to
                   Registrant's Registration Statement on February 28, 1995, and is hereby incorporated by reference.

       (c)    -    Custody Agreement, dated October 19, 1995, between the Registrant, on behalf of AIM Municipal Bond
                   Fund, and The Bank of New York is filed herewith electronically.

 (9)   (a)    -    (1) Form of Transfer Agency and Registrar Agreement, dated as of June 7, 1993, between AIM Funds
                   Group, a Massachusetts business trust, and The Shareholder Services Group, Inc. was filed as an
                   Exhibit to Registrant's Registration Statement on July 16, 1993.

              -    (2) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and
                   A I M Fund Services, Inc. is filed herewith electronically.

       (b)    -    (1) Master Administrative Services Agreement, dated August 6, 1993, between the Registrant and A I M
                   Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on October 15, 1993.


              -    (2) Master Administrative Services Agreement, dated October 18, 1993, between the Registrant and
                   A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on April 11,
                   1994, and is hereby incorporated by reference.

              -    (3) Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to
                   Registrant's Registration Statement on April 11, 1994, and is hereby incorporated by reference.


              -    (4) Amendment No. 1, dated as of May 11, 1994, to the Administrative Services Agreement, dated
                   October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and
                   A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                   February 28, 1995, and is hereby incorporated by reference.

              -    (5) Amendment No. 2, dated as of July 1, 1994, to the Administrative Services Agreement, dated
                   October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and
                   A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                   February 28, 1995, and is hereby incorporated by reference.

              -    (6) Amendment No. 3, dated as of September 16, 1994, to the Administrative Services Agreement, dated
                   October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and
                   A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Registration Statement on
                   February 28, 1995, and is hereby incorporated by reference.


(10)          -    Opinion of Ballard Spahr Andrews & Ingersoll was filed in connection with the Registrant's Rule 24f-2
                   Notice on or about February 21, 1995.




(11)   (a)    -    Consent of KPMG Peat Marwick LLP was filed as an Exhibit to Registrant's Registration Statement on
                   February 28, 1995, and is hereby incorporated by reference.

       (b)    -    Consent of Price Waterhouse LLP was filed as an Exhibit to Registrant's Registration Statement on
                   February 28, 1995, and is hereby incorporated by reference.

       (c)  -      Consent of Ballard Spahr Andrews & Ingersoll was filed as an Exhibit to Registrant's Registration
                   Statement on February 28, 1995, and is hereby incorporated by reference.


(12)          -    Financial Statements - None.

(13)          -    Agreements Concerning Initial Capitalization - None.

(14)   (a)    -    Form of Registrant's IRA Documents were filed as an Exhibit to Registrant's Registration Statement on
                   April 30, 1993, and is hereby incorporated by reference.

       (b)    -    Form of Registrant's Simplified Employee Pension - Individual Retirement Accounts Contribution
                   Agreement was filed as an Exhibit to Registrant's Registration Statement on April 30, 1993, and is
                   hereby incorporated by reference.

(15)   (a)    -    Master Distribution Plan for Registrant's Class A Shares and Class C Shares, and related forms, were filed as an Exhibit to Registrant's Registration Statement on April 11, 1994, and are hereby incorporated by reference.


       (b)    -    Master Distribution Plan for Registrant's Class B Shares, and related forms, were filed as an Exhibit to Registrant's Registration Statement on April 11, 1994.

       (c)    -    Amended and Restated Master Distribution Plan for Registrant's Class B Shares, and related forms, are filed herewith electronically.


(16)          -    A Computation of Performance Quotations was filed as an Exhibit to Registrant's Registration
                   Statement on April 28, 1988, and is hereby incorporated by reference.


(18)               Rule 18f-3 Plan - none.

(27)          -    Financial Data Schedule - none.


Item 25.      Persons Controlled by or Under Common Control with Registrant

       Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

       None.

Item 26.      Number of Holders of Securities

       State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                                Number of Record Holders as
       Title of Series                                            of October 31, 1995
       ---------------                                   -----------------------------------------

                                                     Class A             Class B               Class C
                                                     -------             -------               -------
       AIM Balanced Fund                                4,172                685                 N/A
       AIM Global Utilities Fund                       10,849              4,895                 N/A
       AIM Growth Fund                                  9,076              9,387                 N/A
       AIM High Yield Fund                             35,875             19,011                 N/A
       AIM Income Fund                                  9,395              2,027                 N/A
       AIM Intermediate Government Fund                 6,732              2,432                 N/A
       AIM Money Market Fund                            9,428              3,212               13,837
       AIM Municipal Bond Fund                          5,103                596                 N/A
       AIM Value Fund                                 179,465            179,385                 N/A


Item 27.      Indemnification

       State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

       The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated May 5, 1993, as amended, provides, among other things, (i) that trustees shall not be liable for any act or omission or any conduct whatsoever (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees and officers to the fullest extent permitted by the Delaware Business Trust Act; and (iii) that the shareholders and former shareholders of the Registrant are held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and are indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Bylaws and applicable law.

       A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.      Business and Other Connections of Investment Advisor

       Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

       The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management--Investment Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 29(b) of this Part C.


Item 29.      Principal Underwriters

       (a)    -    A I M Distributors, Inc., the Registrant's principal
                   underwriter, also acts as a principal underwriter to the following investment companies:
                   AIM Equity Funds, Inc. (Retail Classes)
                   AIM International Funds, Inc.
                   AIM Investment Securities Funds (AIM Limited Maturity
                   Treasury Shares)
                   AIM Summit Fund, Inc.
                   AIM Tax-Exempt Funds, Inc.
                   AIM Variable Insurance Funds, Inc.
       (b)

Name and Principal               Position and Offices                               Position and Offices
Business Address*                with Principal Underwriter                         with Registrant
----------------                 --------------------------                         ---------------

Charles T. Bauer                 Chairman of the Board of Directors                 Chairman & Trustee

Michael J. Cemo                  President & Director                               None

Gary T. Crum                     Director                                           Senior Vice President

Robert H. Graham                 Senior Vice President & Director                   President & Trustee

James L. Salners                 Senior Vice President & Director                   None

William G. Littlepage            Senior Vice President & Director                   None


John Caldwell                    Senior Vice President                              None

Gordon J. Sprague                Senior Vice President                              None

Michael C. Vessels               Senior Vice President                              None

Lawrence E. Manierre             First Vice President                               None

James E. Stueve                  First Vice President                               None

John J. Arthur                   Vice President & Treasurer                         Senior Vice President
                                                                                    & Treasurer


William H. Kleh                  Vice President                                     None



------------------
     *11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Name and Principal               Position and Offices                               Position and Offices
Business Address*                with Principal Underwriter                         with Registrant
----------------                 --------------------------                         ---------------

Ofelia M. Mayo                   Vice President, General Counsel & Assistant        Assistant Secretary
                                 Secretary
Carol F. Relihan                 Vice President                                    Vice President &
                                                                                    Secretary


Charles R. Dewey                 Vice President                                     None

Sidney M. Dilgren                Vice President                                     None

Frank V. Serebrin                Vice President                                     None

B.J. Thompson                    Vice President                                     None


Robert D. VanSant                Vice President                                     None


David E. Hessel                  Assistant Vice President,                          None
                                 Assistant Treasurer &
                                 Controller


Kathleen J. Pflueger             Secretary                                          Assistant Secretary


Melville B. Cox                  Assistant Vice President                           Vice President

Mary E. Gentempo                 Assistant Vice President                           None

Jeffrey L. Horne                 Assistant Vice President                           None

Kim T. Lankford                  Assistant Vice President                           None


David L. Kite                    Assistant General Counsel &                       Assistant Secretary
                                 Assistant Secretary


Nancy L. Martin                  Assistant General Counsel &                        Assistant Secretary
                                 Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel &                        Assistant Secretary
                                 Assistant Secretary

Stephen I. Winer                 Assistant Secretary                                Assistant Secretary

-----------------
      * 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

       (c)    Not Applicable

Item 30.      Location of Accounts and Records

       With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

       A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, maintains physical possession of each such accounts, books or other documents of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent,
       A I M Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.

       Item 31.    Management Services

       Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

       None.

Item 32.      Undertakings

       The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 17th day of November, 1995.


                         REGISTRANT:     AIM FUNDS GROUP


                                 By:     /s/ ROBERT H. GRAHAM
                                         ---------------------------
                                         Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 SIGNATURES                                  TITLE                                DATE
                 ----------                                  -----                                ----
            /s/ CHARLES T. BAUER                       Chairman & Trustee                   November 17, 1995
       ------------------------------
               (Charles T. Bauer)

            /s/ ROBERT H. GRAHAM                      Director & President                  November 17, 1995
      ------------------------------             (Principal Executive Officer)
               (Robert H. Graham)

            /s/   B L CROCKETT                              Trustee                         November 17, 1995
        -----------------------------
              (Bruce L. Crockett)

            /s/ OWEN DALY II                                Trustee                         November 17, 1995
    -------------------------------------
               (Owen Daly II)

            /s/ CARL FRISCHLING                             Trustee                         November 17, 1995
       -------------------------------
               (Carl Frischling)

            /s/ JOHN F. KROEGER                             Trustee                         November 17, 1995
       -------------------------------
               (John F. Kroeger)

            /s/ LEWIS F. PENNOCK                            Trustee                         November 17, 1995
       -------------------------------
               (Lewis F. Pennock)

            /s/ IAN W. ROBINSON                             Trustee                         November 17, 1995
      --------------------------------
               (Ian W. Robinson)

            /s/ LOUIS S. SKLAR                              Trustee                         November 17, 1995
     -----------------------------------
               (Louis S. Sklar)
                                                    Senior Vice President &
            /s/ JOHN J. ARTHUR                   Treasurer (Principal Financial             November 17, 1995
      ---------------------------------             and Accounting Officer)
               (John J. Arthur)

                               INDEX TO EXHIBITS

Exhibit
Number       Description
------       -----------
 1(a)        Agreement and Declaration of Trust of the Registrant

1(b)         First Amendment to the Agreement and Declaration of Trust of the Registrant

1(c)         Second Amendment to the Agreement and Declaration of Trust of the Registrant (name change of AIM Utilities
             Fund)

1(d)         Third Amendment to the Agreement and Declaration of Trust of the Registrant (name change of AIM Government
             Securities Fund)

2(a)         By-Laws of the Registrant

2(b)         Amendment to the By-Laws of the Registrant

2(c)         Second Amendment to the By-Laws of the Registrant

4(d)         Specimen share certificate for the AIM Global Utilities Fund - Class A shares of the  Registrant (name change)

4(e)         Specimen share certificate for the AIM Global Utilities - Class B shares of the Registrant (name change)

6(a)(5)      Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant and A I M
             Distributors, Inc.

8(c)         Custody Agreement, dated October 19, 1995, between the Registrant, on behalf of AIM Municipal Bond Fund, and The Bank of New York

9(a)(2)      Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund
             Services, Inc.

15(c)        Amended and Restated Master Distribution Plan for Registrant's Class B Shares and related forms

